Supplemental guarantor financial information (Condensed consolidated balance sheet - AGAT/AICDC Notes) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 782,884		$ 1,204,018	$ 1,598,502
Restricted cash	187,401		211,017	259,971
Flight equipment held for operating leases, net	35,255,248		35,052,335	32,947,511		$ 32,396,827
Maintenance rights and lease premium, net	958,207		1,113,190
Flight equipment held for sale	507,949		184,129
Net investment in finance and sales-type leases	1,002,452
Net investment in finance and sales-type leases			1,003,286
Prepayments on flight equipment	2,961,367		3,024,520	3,162,686		2,930,303
Other assets	883,181		909,190
Total Assets	43,067,924		43,208,915
Liabilities and Equity
Debt	29,019,666		29,507,587
Total Liabilities	33,989,749		34,328,301
Total AerCap Holdings N.V. shareholders’ equity	9,013,009		8,828,048
Non-controlling interest	65,166		52,566
Total Equity	9,078,175	$ 8,969,781	8,880,614	$ 8,723,816	$ 8,648,279	$ 8,638,814
Total Liabilities and Equity	43,067,924		43,208,915
AGAT/AICDC Notes
Assets
Cash and cash equivalents	783,000		1,204,000
Restricted cash	187,000		211,000
Flight equipment held for operating leases, net	35,255,000		35,052,000
Maintenance rights and lease premium, net	958,000		1,113,000
Flight equipment held for sale	508,000		184,000
Net investment in finance and sales-type leases	1,003,000
Net investment in finance and sales-type leases			1,003,000
Prepayments on flight equipment	2,962,000		3,025,000
Investments including investments in subsidiaries	136,000		133,000
Intercompany receivables	0		0
Other assets	1,276,000		1,284,000
Total Assets	43,068,000		43,209,000
Liabilities and Equity
Debt	29,020,000		29,508,000
Intercompany payables	0		0
Other liabilities	4,970,000		4,820,000
Total Liabilities	33,990,000		34,328,000
Total AerCap Holdings N.V. shareholders’ equity	9,013,000		8,828,000
Non-controlling interest	65,000		53,000
Total Equity	9,078,000		8,881,000
Total Liabilities and Equity	43,068,000		43,209,000
Reportable Legal Entities | AerCap Holdings N.V. | AGAT/AICDC Notes
Assets
Cash and cash equivalents	2,000		3,000
Restricted cash	0		0
Flight equipment held for operating leases, net	0		0
Maintenance rights and lease premium, net	0		0
Flight equipment held for sale	0		0
Net investment in finance and sales-type leases	0
Net investment in finance and sales-type leases			0
Prepayments on flight equipment	0		0
Investments including investments in subsidiaries	10,984,000		10,495,000
Intercompany receivables	150,000		130,000
Other assets	73,000		79,000
Total Assets	11,209,000		10,707,000
Liabilities and Equity
Debt	0		0
Intercompany payables	2,181,000		1,873,000
Other liabilities	15,000		6,000
Total Liabilities	2,196,000		1,879,000
Total AerCap Holdings N.V. shareholders’ equity	9,013,000		8,828,000
Non-controlling interest	0		0
Total Equity	9,013,000		8,828,000
Total Liabilities and Equity	11,209,000		10,707,000
Reportable Legal Entities | Guarantors | AGAT/AICDC Notes
Assets
Cash and cash equivalents	496,000		737,000
Restricted cash	1,000		1,000
Flight equipment held for operating leases, net	3,447,000		3,317,000
Maintenance rights and lease premium, net	73,000		58,000
Flight equipment held for sale	48,000		0
Net investment in finance and sales-type leases	83,000
Net investment in finance and sales-type leases			63,000
Prepayments on flight equipment	5,000		5,000
Investments including investments in subsidiaries	6,343,000		5,948,000
Intercompany receivables	13,504,000		12,325,000
Other assets	1,134,000		351,000
Total Assets	25,134,000		22,805,000
Liabilities and Equity
Debt	0		8,000
Intercompany payables	12,347,000		11,477,000
Other liabilities	1,627,000		688,000
Total Liabilities	13,974,000		12,173,000
Total AerCap Holdings N.V. shareholders’ equity	11,082,000		10,565,000
Non-controlling interest	78,000		67,000
Total Equity	11,160,000		10,632,000
Total Liabilities and Equity	25,134,000		22,805,000
Reportable Legal Entities | Non- Guarantors | AGAT/AICDC Notes
Assets
Cash and cash equivalents	115,000		140,000
Restricted cash	186,000		210,000
Flight equipment held for operating leases, net	23,380,000		22,280,000
Maintenance rights and lease premium, net	385,000		486,000
Flight equipment held for sale	246,000		158,000
Net investment in finance and sales-type leases	424,000
Net investment in finance and sales-type leases			446,000
Prepayments on flight equipment	1,954,000		1,682,000
Investments including investments in subsidiaries	136,000		133,000
Intercompany receivables	5,472,000		5,375,000
Other assets	939,000		271,000
Total Assets	33,237,000		31,181,000
Liabilities and Equity
Debt	11,358,000		11,435,000
Intercompany payables	15,077,000		13,768,000
Other liabilities	2,955,000		2,333,000
Total Liabilities	29,390,000		27,536,000
Total AerCap Holdings N.V. shareholders’ equity	3,860,000		3,659,000
Non-controlling interest	(13,000)		(14,000)
Total Equity	3,847,000		3,645,000
Total Liabilities and Equity	33,237,000		31,181,000
Reportable Legal Entities | AerCap Global Aviation Trust | AGAT/AICDC Notes
Assets
Cash and cash equivalents	155,000		318,000
Restricted cash	0		0
Flight equipment held for operating leases, net	8,428,000		9,455,000
Maintenance rights and lease premium, net	500,000		569,000
Flight equipment held for sale	214,000		26,000
Net investment in finance and sales-type leases	496,000
Net investment in finance and sales-type leases			494,000
Prepayments on flight equipment	1,003,000		1,338,000
Investments including investments in subsidiaries	1,530,000		1,336,000
Intercompany receivables	17,962,000		17,305,000
Other assets	466,000		482,000
Total Assets	30,754,000		31,323,000
Liabilities and Equity
Debt	16,226,000		17,257,000
Intercompany payables	3,510,000		3,480,000
Other liabilities	1,786,000		1,791,000
Total Liabilities	21,522,000		22,528,000
Total AerCap Holdings N.V. shareholders’ equity	9,232,000		8,795,000
Non-controlling interest	0		0
Total Equity	9,232,000		8,795,000
Total Liabilities and Equity	30,754,000		31,323,000
Reportable Legal Entities | AerCap Ireland Capital Designated Activity Company | AGAT/AICDC Notes
Assets
Cash and cash equivalents	15,000		6,000
Restricted cash	0		0
Flight equipment held for operating leases, net	0		0
Maintenance rights and lease premium, net	0		0
Flight equipment held for sale	0		0
Net investment in finance and sales-type leases	0
Net investment in finance and sales-type leases			0
Prepayments on flight equipment	0		0
Investments including investments in subsidiaries	9,214,000		8,774,000
Intercompany receivables	200,000		67,000
Other assets	111,000		101,000
Total Assets	9,540,000		8,948,000
Liabilities and Equity
Debt	1,436,000		808,000
Intercompany payables	4,201,000		4,604,000
Other liabilities	5,000		2,000
Total Liabilities	5,642,000		5,414,000
Total AerCap Holdings N.V. shareholders’ equity	3,898,000		3,534,000
Non-controlling interest	0		0
Total Equity	3,898,000		3,534,000
Total Liabilities and Equity	9,540,000		8,948,000
Eliminations | AGAT/AICDC Notes
Assets
Cash and cash equivalents	0		0
Restricted cash	0		0
Flight equipment held for operating leases, net	0		0
Maintenance rights and lease premium, net	0		0
Flight equipment held for sale	0		0
Net investment in finance and sales-type leases	0
Net investment in finance and sales-type leases			0
Prepayments on flight equipment	0		0
Investments including investments in subsidiaries	(28,071,000)		(26,553,000)
Intercompany receivables	(37,288,000)		(35,202,000)
Other assets	(1,447,000)		0
Total Assets	(66,806,000)		(61,755,000)
Liabilities and Equity
Debt	0		0
Intercompany payables	(37,316,000)		(35,202,000)
Other liabilities	(1,418,000)		0
Total Liabilities	(38,734,000)		(35,202,000)
Total AerCap Holdings N.V. shareholders’ equity	(28,072,000)		(26,553,000)
Non-controlling interest	0		0
Total Equity	(28,072,000)		(26,553,000)
Total Liabilities and Equity	$ (66,806,000)		$ (61,755,000)